Intangible Assets - Summary of Intellectual Property Rights (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Intellectual property rights [line items]
Patent	₩ 585,349	₩ 686,981
Other	3,037	2,851
Intellectual property rights, net	₩ 588,386	₩ 689,832
Remaining amortaization period	3 years 7 months 6 days	3 years 8 months 12 days
Direct additions
Intellectual property rights [line items]
Patent	₩ 263,559	₩ 237,364
Remaining amortaization period	6 years 10 months 24 days	7 years
Licenses agreement
Intellectual property rights [line items]
Patent	₩ 321,790	₩ 449,617
Remaining amortaization period	4 years 10 months 24 days	5 years 1 month 6 days